Events after the reporting date	12 Months Ended
Dec. 31, 2019
Events After Reporting Period [Abstract]
Events after the reporting date
Events after the reporting date
Subsequent events up to the date the consolidated financial statements were authorized for issue were as follows :
On December 10, 2019, the Company entered into an agreement with a technology company based in Israel to transfer a team of 21 engineers to its Israel-based subsidiary for the purpose of accelerating 5G new product development, subject to approval of the transfer by the Israel Tax Authority, which approval was received January 29, 2020. In connection with this agreement, the Company acquired some physical assets for $220,000 and, subject to the engineers remaining with the Company for six months from February 2020, agreed to pay $150,000 in the first quarter of 2020 and $1,430,000 in June 2024.
At its meeting of February 4, 2020, the Board of Directors granted to employees 880,896 restricted share awards representing 220,224 ADS with vesting over four years; no grants were made to executive management.
Effective February 11, 2020, the Company amended the terms of the convertible note issued April 27, 2016 to Nokomis Capital, L.L.C.(Nokomis), to extend the maturity of the note to April 14, 2021. In addition, the conversion price was reduced from $2.25 to $1.225 per Ordinary Share, or from $9.00 to $4.90 per ADS.
Effective March 20, 2020, the convertible notes issued in April 2015, April 2016, September 2018, May 2019 and August 2019 were amended to grant the Company three options to extend the term of each note, except for the August 2019 notes which have two options to extend. Each option will give the Company the right to extend the term of such note by one year and consequently reset the conversion price to a 20% premium above the 20-day volume weighted average price (VWAP) if it is lower than the existing conversion price. On the first option exercise, the payment-in-kind interest (PIK) will stay at 7% but the holder will be granted a warrant for 10% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. On the second option exercise, the PIK will be adjusted to 9.5%, the previous warrants granted on the first option exercise will be extended by one year and the holder will be granted an additional warrant for 15% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. On the third option exercise, the PIK will be adjusted to 13.5%, and the holder will be granted an additional warrant for 20% of the value of the note with a three year term, at an exercise price of 20% premium above 20-day VWAP. If at any time, the holder converts a note prior to the date of April 2022, it will receive an extra year’s worth of PIK so as to incentivize early conversion. In consideration for entering into the amendments, the warrants that Nokomis owns that were scheduled to expire April 2021 were extended to April 2024 upon the signing of the note amendments.
The effects of the COVID-19 first identified in Wuhan, Hubei Province, China can have a potential impact on the production of the Company's products in China or elsewhere, our ability to operate our business during government shelter-in-place orders, or on the demand for the Company's products by customers whose supply chain is impacted. Any protracted disruption of our or our suppliers’ or customers’ operations would likely impact our sales and operating results.